EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
EMPLOYEE BENEFITS	28. EMPLOYEE BENEFITS

	Consolidated
	2021	2020	2019
Payroll, profit sharing and bonuses	5,911,837	5,407,990	2,315,517
Pension Plan	243,511	186,373	93,528
Share-based payments and social charges (note 32.3) (a)	228,131	231,962	118,608
Health care, food and other benefits	712,983	684,992	253,510
Charges, taxes and social contributions	701,521	635,248	231,384
INSS	204,625	188,131	171,615
Total	8,002,608	7,334,696	3,184,162

a)     The variation in the subsidiary over 2021 is basically due to transfer of employees from Natura Cosmeticos S.A. to Natura &Co Holding, as well as the increase for the 2021 grant, net of social charges associated with the variation in the value of the Company's share.

28.1   Share-based payments

The share-based payment plans that were in place before the corporate restructuring on December 18, 2019 were originally granted considering Natura Cosméticos shares that were traded at B3. As a result of the corporate restructuring, Natura Cosméticos shares originally granted were replaced by the Natura &Co's shares. Such modification did not impact the executives and the respective plans.

Awards granted in 2021

The awards granted in 2021 are either related to the “Co-Investment Plan” or the “Long-Term Incentive Plan” program.

Under the “Co-Investment Plan”, eligible employees may invest part of their payout from the Profit Share Program in the purchase of Natura &Co Holding’s shares. Natura &Co Holding will then grant awards ("Matching Awards”) to match such purchased shares on a 1:1 ratio. The Matching Awards vest in 3 equal instalments over three years.

The “Long-Term Incentive Plan” consists of granting of Natura &Co Holding’s shares to eligible employees. Certain “Long-Term Incentive Plan” awards are only subject to a requirement to remain in employment over the vesting period. The awards referred to as “Performance Shares” are subject to both a requirement to remain employed over the vesting period and meeting certain performance conditions.

The changes in the number of outstanding share-based awards are as follows:

	Stock Option Plan and Strategy Acceleration Plan
	Average exercise price per option – R$	Options (thousands)
Balance as of December 31, 2020	16.43	15,523
Granted	30.87	6,650
Expired/Canceled	20.76	(183)
Exercised	18.80	(1,853)
Balance as of December 31, 2021	21.05	20,137

	Restricted shares (thousands)	Performance shares (thousands)
Balance as of December 31, 2020	4,361	5,579
Granted	3,435	3,402
Expired/Canceled	(590)	(936)
Exercised	(1,712)	-
Balance as of December 31, 2021	5,494	8,045

The number of shares above and throughout this disclosure note:

  Do not include the Avon Products Inc. plans that were in place prior to the acquisition by Natura &Co, as covered in the separate section 29.2 below;
  Are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019;
  Are presented using B3 equivalents for awards that are to be exercised / settled in ADRs, to ensure consistency;
  The number of performance shares is disclosed assuming achievement of performance conditions at target, whereas the expense recognized in the year reflects the latest reassessment of the number of awards expected to vest.

The share-based payment expense recognized in the year ended December 31, 2021 amounted to net of social charges R$ 228,133 (R$ 231,939 as of December 31, 2020).

The outstanding share-based awards as at the end of the period have the following maturity dates, fair values and exercise prices

As of December 31, 2021 - StockOptions

Grant date	Conditions for acquiring the rights from grant date	Exercise price - R$	Fair value at grant date (R$)	Existing shares (thousands)	Maximum remaining contractual life (years)	Vested options (thousands)
March 17, 2014	From 2 to 4 years of service	28.94	4.27	82	0.2	82
March 16, 2015	From 2 to 4 years of service	13.47	4.85 to 5.29	104	1.2	104
July 28, 2015 (Acceleration Strategy)	From 4 to 5 years of service	12.77	6.20 to 6.23	495	1.6	495
March 15, 2016	From 2 to 4 years of service	12.71	7.16 to 7.43	93	2.2	93
July 11, 2016 (Acceleration Strategy)	From 4 to 5 years of service	11.28	6.84 to 6.89	1,650	2.5	1,650
March 10, 2017	From 2 to 4 years of service	12.46	6.65 to 6.68	378	3.2	378
March 10, 2017 (Acceleration Strategy)	From 4 to 5 years of service	12.46	6.87 to 6.89	2,000	3.2	895
March 12, 2018	From 2 to 4 years of service	16.83	7.96 to 8.21	1,554	4.2	890
March 12, 2018 Acceleration strategy)	From 3 to 5 years of service	12.04 to 16.83	8.21 to 9.67	3,800	4.2	950
April 12, 2019	From 2 to 4 years of service	23.41	11.71 to 11.82	1,431	5.2	391
April 12, 2019 Acceleration strategy)	From 4 to 5 years of service	23.41	11.51 to 11.71	1,900	5.2	-
March 31, 2021	From 4 to 5 years of service	48.98	29.08 to 29.81	1,100	9.3	-
December 17, 2021	From 3 to 4 years of service	27.28	17.58 to 18.16	5,550	10.0	-
				20,137		5,928

As of December 31, 2021 – Restricted shares

Grant date	Conditions for acquiring the rights from grant date	Existing shares (thousands)	Fair value at grant date (R$)	Remaining contractual life (years)
March 12, 2018 - Plan I, August 13, 2018 - Extraordinary Plan VI	From 2 to 4 years of service	248	12.25 to 15.90	0.2
April 12, 2019 – Plan I	From 2 to 4 years of service	569	21.62 to 22.53	1.2
April 12, 2019 – Plan II	From 1 to 3 years of service	156	22.14 to 22.85	0.2
March 27, 2020 – Co-Investment Plan	From 1 to 3 years of service	1,312	29.00	1.3
March 31, 2021	From 1 to 3 years of service	3,209	48.13	2.3
		5,494

As of December 31, 2021 – Performance shares

Grant date	Conditions for acquiring the rights from grant date	Existing shares (thousands)	Fair value at grant date (R$)	Maximum remaining contractual life (years)	Undelivered shares (thousands)
May 21, 2019	Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards.	539	28.10 to 45.70	0.5 to 1.5	539
September 30, 2020	Achievement of performance conditions, 2.5 years of service plus an additional holding period of 1 year for certain awards.	4,303	48.56 to 73.46	1.3 to 2.3	4,303
March 31, 2021	Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards.	3,203	46.57 to 50.98	2.3 to 3.3	3,203
		8,045			8,045

As of December 31, 2021, the market price was R$25.43 per share, already considering the stock split (R$ 52.50 as of December 31, 2020).

28.2   Avon Products Inc. Plans

Share-Based Compensation Plans

Prior to being acquired by the Company, Avon Products Inc. (“Avon”) had two share-based incentive plans, the 2013 Stock Incentive Plan (the “2013 Plan”) and the Omnibus Incentive Plan 2016 (the “2016 Plan”), both plans approved by the shareholders, which provided for various types of share-based incentive compensation awards, including purchase options, restricted shares, restricted stock units, and performance restricted stock units. After the approval of the shareholders of the 2016 Plan in May 2016, there were no further awards made in the 2013 Plan.

Stock options and restricted shares were issued in the 2016 Plan, and units of restricted shares and units of restricted performance were issued in the 2013 and 2016 Plans. There were also outstanding stock options under prior shareholder-approved plans.

On January 3, 2020, after the conclusion of the transaction with Natura &Co, equity compensation was either cancelled in exchange for the right to receive an amount in cash or was converted into an award denominated in Natura &Co Shares. After the Transaction, the subsidiary Avon joined the Natura &Co Stock-Based Compensation Plan, so that the 2013 Plan and the 2016 Plan are no longer in effect.

Under the Natura &Co Stock-Based Compensation Plan, the subsidiary Avon issued nominal cost options and performance stock units. Nominal cost options were granted in exchange for subsidiary Avon restricted stock units and performance restricted stock units and vested as a single tranche in line with the vesting date of the original subsidiary Avon awards. Nominal cost options will automatically exercise on vest date. Performance stock units generally vest after three years, only upon the satisfaction of certain market and/or performance conditions.

Stock Options

Prior to being acquired by the Company, the subsidiary Avon granted premium-priced stock options, in which the strike price was equal to a 25% premium for both, respectively, from the closing market price of Avon stock price at the date of grant. The premium-priced purchase options vest on a three-year graded vesting schedule and the fair value of each premium-priced stock option was estimated on the date of grant using a Monte-Carlo simulation.

On January 3, 2020, upon the completion of Avon acquisition, each outstanding stock option, whether or not then vested or exercisable, was automatically canceled in exchange for the right to receive an amount in cash, without interest, equal to the number of the subsidiary Avon Common Shares underlying such stock option immediately prior to the effective time of the Transaction multiplied by the excess, if any, of the per share cash-out price over the strike price per share. The “per share cash-out price” was the closing price of a Common Share of the subsidiary Avon on the NYSE on the Transaction’s closing date. No amount was paid upon cancellation of stock option with a strike price per share that is greater than the per share cash-out price.

Restricted Stock Units (RSU) and Performance Restricted Stock Units (PRSU)

Prior to being acquired by the Company, during the years 2019, 2018, 2017 and 2016, Avon granted, performance restricted stock units that would vest and settle after three years based on the relative total shareholder return of Avon common stock against companies included in the S&P 400 index as of the date of grant over a three-year performance period (“2019 PRSUs”, “2018 PRSUs”, “2017 PRSUs” and “2016 PRSUs”, respectively). The fair value of the PRSUs was estimated on the date of grant using a Monte-Carlo simulation that estimates the fair value based on the subsidiary Avon Products Inc. share price activity, expected term of the award, risk-free interest rate, expected dividends and the expected volatility of Avon’s shares.

On January 3, 2020, upon the completion of the Transaction with Natura &Co, each outstanding Restricted Stock Unit (“RSU”) was converted into an award denominated in Company’s shares equal to the number of Avon Common Shares subject to each RSU immediately prior to the Transaction multiplied by the Exchange Ratio of 0.30. In addition, each outstanding PRSU was converted into an award denominated in Company’s shares, that is subject only to time-based vesting, equal to the number of Avon Common Shares subject to each PRSU immediately prior to the Transaction, giving effect to market conditions that are deemed to be attained, multiplied by the Exchange Ratios of 0.30. The terms and conditions, including service conditions but excluding market conditions, applicable to each RSU and PRSU will continue in full force and effect with respect to the Company’s Nominal Cost Options.

28.3   Employee benefit plans

The Company and some of its subsidiaries grant defined contribution retirement plans to eligible employees and, through some of their foreign subsidiaries, grant defined benefit plans to employees that are eligible.

Defined contribution plans

The Company, through its subsidiary Avon, offers a defined contribution plan for Avon employees in the United Kingdom (“UK”), which allows eligible participants to contribute eligible compensation through payroll deductions. The Company double employee contributions up to the first 5% of eligible compensation and therefore the maximum level provided by Avon is 10% of eligible compensation. In the year ended December 31, 2021, Avon made matching contributions to the contribution plan defined in the UK in the total amount of R$45,155 (R$39,200 in the period ended December 31, 2020), which follow the same investment allocation that the participant has selected for his or her own contributions.

The Company, through its subsidiary Avon, offers a qualified defined contribution plan for U.S.-based employees, the Avon Personal Savings Account Plan (the “PSA”), which allows eligible participants to contribute up to 25% of eligible compensation through payroll deductions. The Company matches 100% of the employee contributions dollar for dollar up to the first 3% of eligible compensation and fifty cents for each dollar contributed from 4% to 6% of eligible compensation. In 2021, Avon made matching contributions to the PSA in the amount of R$ 5,188 (R$ 5,200 in 2020), which follow the same investment allocation that the participant has selected for his or her own contributions.

For U.S.-based employees hired on or after January 1, 2015, the Company made additional contributions to a Retirement Savings Account (“RSA”) within the PSA. Such contributions will range from 3% to 6% of a participant’s eligible compensation depending on the sum of the participant’s age and length of service (as of December 31 of the prior year). Investment of such contributions will follow the same investment allocation that the participant has selected for his or her own contributions to the PSA. A participant will be vested in the RSA generally after three full years of applicable service.

Defined and post-retirement benefit plans

The Company, through its subsidiary Avon and certain subsidiaries, have contributory and noncontributory defined benefit retirement plans for substantially all employees of those subsidiaries. Benefits under these plans are generally based on an employee’s length of service and average compensation near retirement, and certain plans have vesting requirements.

The actuarial liability for the health care plan of the Company refers to a post-employment benefit plan for employees and former employees who made fixed contributions to the cost of the health plan until April 30, 2010, date when the design of the health plan was changed, and the employees’ fixed contributions were eliminated. For those who have contributed to the medical plan for ten years or more, the right to maintenance is guaranteed as an indefinite (lifetime) beneficiary, and for those who have contributed for less than ten years, the right to maintenance is guaranteed as beneficiary, at the rate of one year for each year of fixed contribution. This group of current employees, in case of termination, may choose to remain on the plan in accordance with applicable legislation, assuming the payment of the monthly fee charged by the health plan operators. However, this monthly fee does not necessarily represent the user’s total cost, which is assumed by the Company, based on the excess cost grant, as an of additional benefit form.

Avon’s largest defined benefit pension plan outside the United States (“US”) is in the UK, which has been frozen for future accruals as of April 1st, 2013. The U.S. defined benefit pension plan, the Personal Retirement Account Plan (the "PRA"), is closed to employees hired on or after January 1st, 2015, so that qualified retirement benefits for US-based employees hired on or after January 1st, 2015 will be provided solely through the PSA.